Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 35,933	$ 3,889
Advances to suppliers	4,519	1,209
Due from related parties		481
Prepaid expenses and other current assets	410	292
Total current assets	40,862	5,871
Noncurrent assets:
Property and equipment, net	209	282
Operating lease right-of-use asset	2,538
Other noncurrent assets	946	910
Total noncurrent assets	3,693	1,192
Total assets	44,555	7,063
Current liabilities:
Accounts payable	2,537	9,586
Accrued expenses	5,861	5,495
Current portion of operating lease liabilities	537
Due to related parties	29
Other current liabilities	1,089	1,364
Total current liabilities	10,053	16,445
Noncurrent liabilities:
Long-term loans	1,436
Operating lease liabilities	1,935
Total noncurrent liabilities	3,371
Total liabilities	13,424	16,445
Commitments and contingencies
Equity (deficit):
Ordinary shares ($0.0001 par value; 500,000,000 shares authorized; 23,184,612 shares and 27,885,613 shares issued and outstanding as of December 31, 2018 and 2019, respectively)	3	2
Additional paid-in capital	246,979	170,950
Accumulated deficit	(216,845)	(178,760)
Accumulated other comprehensive income	140	42
Total BeyondSpring Inc. shareholders’ (deficit) equity	30,277	(7,766)
Noncontrolling interests	854	(1,616)
Total (deficit) equity	31,131	(9,382)
Total liabilities and equity (deficit)	$ 44,555	$ 7,063